SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables allowances:
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Balance at Beginning of Period	$ 35	$ 27	$ 33
Additions, Charged to Expense	94	53	35
Additions, Translation Adjustments	0	0	(1)
Deductions	(83)	(45)	(40)
Balance at End of Period	46	35	27
Tax valuation allowances:
Valuation Allowance for Impairment of Recognized Servicing Assets [Roll Forward]
Balance at Beginning of Period	396	318	305
Additions, Charged to Expense	218	75	21
Additions, Translation Adjustments	37	3	1
Deductions	0	0	(9)
Balance at End of Period	$ 651	$ 396	$ 318